UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22002

XTF Investors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY

10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

3/31

Date of reporting period:  12/31/07

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF MODERATE ETF PORTFOLIO (Unaudited)
December 31, 2007

Shares			Value
	Exchange Traded Funds - 105.37%
	Equity Exchange Traded Funds - 73.07%
144	iShares MSCI EAFE Index Fund		$ 11,304
47	iShares Russell 2000 Index Fund		3,568
96	SPDR Trust Series I		14,051
61	Vanguard Mid-Cap ETF		4,619
			33,542
	Fixed Income Exchange Traded Funds - 24.00%
18	iShares Goldman Sachs Investop Corp. Bond Fund		1,897
39	iShares Lehman 1-3 Year Treasury Bond Fund		3,205
37	iShares Lehman 7-10 Year Treasury Bond Fund		3,218
29	iShares Lehman 20+ Year Treasury Bond Fund		2,697
			11,017
	Real Estate Exchange Traded Funds - 8.30%
62	Vanguard REIT ETF		3,812

	Total Exchange Traded Funds (Cost $48,977)		48,371

	Short-Term Investments - 1.03%
474	Blackrock Temp Fund Dollar Class #20, 4.60%, 12/31/30 (Cost $474)		474

	TOTAL INVESTMENTS (Cost $49,451) (a)	106.40%	$ 48,845

	Liabilities in excess of other assets	-6.40%	(2,939)

	TOTAL NET ASSETS	100.00%	$ 45,906

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 460
	Unrealized depreciation:		(1,065)
	Net unrealized depreciation:		$ (605)

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF AGGRESSIVE ETF PORTFOLIO (Unaudited)
December 31, 2007

Shares			Value
	Exchange Traded Funds - 102.66%
	Equity Exchange Traded Funds - 94.14%
254	iShares MSCI EAFE Index Fund		$ 19,939
98	iShares Russell 2000 Index Fund		7,440
176	SPDR Trust Series I		25,759
144	Vanguard Mid-Cap ETF		10,905
			64,043
	Fixed Income Exchange Traded Funds - 4.54%
6	iShares Goldman Sachs Investop Corp. Bond Fund		633
9	iShares Lehman 1-3 Year Treasury Bond Fund		740
9	iShares Lehman 7-10 Year Treasury Bond Fund		783
10	iShares Lehman 20+ Year Treasury Bond Fund		930
			3,086
	Real Estate Exchange Traded Funds - 3.98%
44	Vanguard REIT ETF		2,705

	Total Exchange Traded Funds (Cost $70,752)		69,834

	Short-Term Investments - 1.28%
874	Blackrock Temp Fund Dollar Class #20, 4.60%, 12/31/30 (Cost $874)		874

	TOTAL INVESTMENTS (Cost $71,626) (a)	103.94%	$ 70,708

	Liabilities in excess of other assets	-3.94%	(2,681)

	TOTAL NET ASSETS	100.00%	$ 68,027

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 98
	Unrealized depreciation:		(1,016)
	Net unrealized depreciation:		$ (918)

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF SECTOR ROTATION ETF PORTFOLIO (Unaudited)
December 31, 2007

Shares			Value
	Exchange Traded Funds - 98.51%
	Consumer Staples - 10.34%
10,553	SPDR Consumer Staples Select Sector Fund		$ 301,921

	Energy - 10.46%
3,855	SPDR Energy Select Sector Fund		305,355

	Finance - 9.72%
9,783	SPDR Financial Select Sector Fund		283,707

	Health Care - 10.08%
8,361	SPDR Health Care Select Sector Fund		294,307

	Industrial - 9.92%
7,409	SPDR Industrial Select Sector Fund		289,544

	Leisure - 9.67%
8,615	SPDR Consumer Discretionary Select Sector Fund		282,400

	Materials - 9.78%
6,861	SPDR Materials Select Sector Fund		285,623

	Technology - 9.72%
10,693	SPDR Technology Select Sector Fund		283,899

	Telecommunication - 9.54%
3,699	Vanguard Telecommunication Services ETF		278,424

	Utility - 9.28%
6,404	SPDR Utilities Select Sector Fund		271,017

	Total Exchange Traded Funds (Cost $2,951,801)		2,876,197

	Short-Term Investments - 1.68%
48,969	Blackrock Temp Fund Dollar Class #20, 4.60%, 12/31/30 (Cost $48,969)		48,969

	TOTAL INVESTMENTS (Cost $3,000,770) (a)	100.19%	$ 2,925,166

	Liabilities in excess of other assets	-0.19%	(5,440)

	TOTAL NET ASSETS	100.00%	$ 2,919,726

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 47,792
	Unrealized depreciation:		(123,396)
	Net unrealized depreciation:		$ (75,604)

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - XTF COUNTRY ROTATION ETF PORTFOLIO (Unaudited)
December 31, 2007

Shares		Value
	Exchange Traded Funds - 97.02%
	Australia - 7.55%
4,469	iShares MSCI Australia Index Fund	$ 128,797

	Belgium - 7.41%
5,185	iShares MSCI Belgium Index Fund	126,514

	Canada - 7.70%
4,091	iShares MSCI Canada Index Fund	131,403

	France - 7.48%
3,355	iShares MSCI France Index Fund	127,591

	Germany - 7.70%
3,706	iShares MSCI Germany Index Fund	131,341

	Hong Kong - 7.76%
6,037	iShares MSCI Hong Kong Index Fund	132,391

	Italy - 7.22%
3,741	iShares MSCI Italy Index Fund	123,228

	Japan - 7.53%
9,664	iShares MSCI Japan Index Fund	128,434

	Netherlands - 7.52%
4,285	iShares MSCI Netherlands Index Fund	128,379

	Singapore - 7.71%
9,547	iShares MSCI Singapore Index Fund	131,653

	Switzerland - 7.42%
4,876	iShares MSCI Switzerland Index Fund	126,630

	United States - 14.02%
2,752	iShares Lehman 7-10 Year Treasury Bond Fund	239,341

	Total Exchange Traded Funds (Cost $1,677,851)	1,655,702

SCHEDULES OF INVESTMENTS
XTF INVESTORS TRUST - COUNTRY ROTATION ETF PORTFOLIO (Unaudited) (Continued)
December 31, 2007

Shares			Value

	Short-Term Investments - 1.97%
33,638	Blackrock Temp Fund Dollar Class #20, 4.60%, 12/31/30 (Cost $33,638)		$ 33,638

	TOTAL INVESTMENTS (Cost $1,711,489) (a)	98.99%	$ 1,689,340

	Assets in excess of other liabilities	1.01%	17,181

	TOTAL NET ASSETS	100.00%	$ 1,706,521

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 32,039
	Unrealized depreciation:		(54,188)
	Net unrealized depreciation:		$ (22,149)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XTF Investors Trust

By (Signature and Title)

       /s/Michael Miola, President

Date

2/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Michael Miola, President

Date

2/25/08

By (Signature and Title)

/s/Andrew Rogers, Treasurer

Date

2/25/08